Interim Condensed Consolidated Statement of Income (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Gross written premiums	$ 236,500,668	$ 186,330,192	$ 349,291,905	$ 301,618,486	$ 275,102,191
Reinsurers' share of insurance premiums	(65,878,458)	(49,039,789)	(97,139,370)	(98,188,088)	(114,334,750)
Net written premiums	170,622,210	137,290,403	252,152,535	203,430,398	160,767,441
Change in unearned premiums	(52,304,314)	(38,209,299)	(37,959,341)	(11,560,663)	(23,023,130)
Reinsurers' share of change in unearned premiums	17,932,028	4,394,249	1,349,702	(8,560,116)	8,988,473
Net change in unearned premiums	(34,372,286)	(33,815,050)	(36,609,639)	(20,120,779)	(14,034,657)
Net premiums earned	136,249,924	103,475,353	215,542,896	183,309,619	146,732,784
Claims and claim adjustment expenses	(94,611,149)	(79,928,276)	(159,824,136)	(211,044,400)	(252,154,218)
Reinsurers' share of claims	30,324,377	24,550,285	41,760,648	125,756,899	165,223,681
Net claims and claim adjustment expenses	(64,286,772)	(55,377,991)	(118,063,488)	(85,287,501)	(86,930,537)
Commissions earned	8,217,257	7,260,763	13,930,139	16,817,154	16,709,347
Policy acquisition costs	(34,087,064)	(29,270,656)	(59,365,577)	(58,780,676)	(52,941,057)
Net policy acquisition expenses	(25,869,807)	(22,009,893)	(45,435,438)	(41,963,522)	(36,231,710)
Net underwriting results	46,093,345	26,087,469	52,043,970	56,058,596	23,570,537
General and administrative expenses	(22,423,364)	(18,503,774)	(39,265,945)	(35,351,679)	(30,902,604)
Net investment income	3,052,374	7,292,252	13,374,076	10,310,296	12,564,842
Share of (loss) profit from associates	(438,993)	109,344	(376,104)	(885,673)	992,218
Impairment loss on insurance receivables	(2,177,998)		(628,887)	(472,124)	(1,214,456)
Other revenues	117,174	900,161	1,428,265	902,750	856,540
Other expenses	(605,463)	(1,215,431)	(2,194,666)	(1,586,281)	(1,466,042)
Listing related costs	(3,366,390)		(4,831,976)
(Loss) gain on foreign exchange	(8,658,231)	424,184	5,704,249	(3,371,941)	2,615,883
Profit before tax	11,592,454	15,094,205	25,252,982	25,603,944	7,016,918
Income tax	(432,723)	(196,109)	(1,687,583)	(62,241)	14,422
Profit for the period	$ 11,159,731	$ 14,898,096	$ 23,565,399	$ 25,541,703	$ 7,031,340
Earnings per share Basic and diluted earnings per share attributable to equity holders	$ 0.26	$ 0.43	$ 0.17	$ 0.18	$ 0.05